November 2, 2007

United States Securities and

  Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C.  20549-7010

Attention: Gary Newberry

Dear Sirs:

Further to your letter of September 28, 2007, attached to this letter is our Response to the SEC Staff Comments on the 20F of Radius Gold Inc. (the “Company”) filed on June 29, 2007.  We also enclose Amendment No. 1 to the 20F dated November 1, 2007, with the changes made over the previously filed 20F indicated in black-lining for your reference.

A clean copy of the Amendment No. 1 has been filed on EDGAR.

As requested, we confirm:

1.

The Company is responsible for the adequacy and accuracy of the disclosure in the filing;

2.

staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

3.

the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions, please contact us.

Sincerely,

RADIUS GOLD INC.

         “Cheryl Messier”

Cheryl Messier

CFO